DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	$ 353	$ 230
Financial Liabilities	(274)	(176)
Current financial assets	206	95
Current financial liability	(202)	(104)
Non-current financial asset	147	135
Non-current financial liability	(72)	(72)
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities	(167)	(42)
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities	(87)	(81)
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities	(9)	(46)
Commodities contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities	(11)	(7)
Currency option contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities	0	0
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	103	58
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	58	85
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	109	45
Commodities contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	65	28
Currency option contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Assets	$ 18	$ 14